Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Jun. 30, 2016
Income Taxes {3}
Schedule of Deferred Tax Assets and Liabilities
	March 31, 2018	December 31, 2017
Deferred Tax Assets
Net Operating Losses	$3,360,000	$3,360,000
Less: Valuation Allowance	$(3,360,000)	$(3,360,000)
Deferred Tax Assets – Net	—	—

	December 31, 2017	June 30, 2017	June 30, 2016
Deferred Tax Assets
Net Operating Losses	$3,360,000	$4,482,000	$2,227,000
Less: Valuation Allowance	$(3,360,000)	$(4,482,000)	$(2,227,000)
Deferred Tax Assets – Net	—	—	—

Schedule of reconciliation of income tax benefit
	Three Months Ended
	March 31, 2018	March 31, 2017
U.S federal statutory rate	(21%)	(34%)
State income tax, net of federal benefit	(0.0%)	(0.0%)
Increase in valuation allowance	21%	34%
Income tax provision (benefit)	0.0%	0.0%

	Six Months Ended December 31, 2017	Six Months Ended December 31, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
U.S federal statutory rate	(34%)	(34%)	(34%)	(34%)
State income tax, net of federal benefit	(0.0%)	(0.0%)	(0.0%)	(0.0%)
Increase in valuation allowance	34%	34%	34%	34%
Income tax provision (benefit)	0.0%	0.0%	0.0%	0.0%